Share Capital	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital
Share Capital
Common Shares
The Company is authorized to issue an unlimited number of no par value common shares.

Common Shares	Number of Shares	Amount ($ millions)
December 31, 2017	1,005,120,012	7,293
Options exercised(1)	1,726	—
December 31, 2018	1,005,121,738	7,293
December 31, 2019	1,005,121,738	7,293

(1)	Stock options exercised was less than $1 million.
Quarterly dividends may be declared in an amount expressed in dollars per common share or could be paid by way of issuance of a fraction of a common share per outstanding common share determined by dividing the dollar amount of the dividend by the volume-weighted average trading price of the Common Shares on the principal stock exchange on which the common shares are traded. The volume-weighted average trading price of the common shares is calculated by dividing the total value by the total volume of common shares traded over the five trading day period immediately prior to the payment date of the dividend on the common shares.

Common Share Dividends ($ millions)
	2019		2018
	Declared	Paid	Declared	Paid
	503	503	402	276

At December 31, 2019, Common Share dividends payable were $126 million (December 31, 2018 – $126 million).
Preferred Shares
The Company is authorized to issue an unlimited number of no par value preferred shares.

Cumulative Redeemable Preferred Shares	Number of Shares	Amount ($ millions)
December 31, 2017	36,000,000	874
December 31, 2018	36,000,000	874
December 31, 2019	36,000,000	874

Cumulative Redeemable Preferred Shares Dividends ($ millions)
	2019		2018
	Declared	Paid	Declared	Paid
Series 1 Preferred Shares	6	6	6	8
Series 2 Preferred Shares	1	1	1	1
Series 3 Preferred Shares	12	12	12	14
Series 5 Preferred Shares	9	9	9	11
Series 7 Preferred Shares	7	7	7	9
	35	35	35	43
At December 31, 2019, Preferred Share dividends payable were nil (December 31, 2018 – nil).
Holders of the Cumulative Redeemable Preferred Shares, Series 1 (the ”Series 1 Preferred Shares”) are entitled to receive a cumulative quarterly fixed dividend yielding 2.404% annually for a five year period ending March 31, 2021, as and when declared by the Company’s Board of Directors. Thereafter, the dividend rate will be reset every five years at a rate equal to the five-year Government of Canada bond yield plus 1.73%. Holders of Series 1 Preferred Shares have the right, at their option, to convert their shares into Cumulative Redeemable Preferred Shares, Series 2 (the “Series 2 Preferred Shares”), subject to certain conditions, on March 31, 2021 and on March 31 every five years thereafter.
Holders of the Series 2 Preferred Shares are entitled to receive a cumulative quarterly floating rate dividend that is reset every quarter for a five year period ending March 31, 2021, as and when declared by the Company’s Board of Directors. The dividend rate applicable to the Series 2 Preferred Shares, for the three month period commencing September 30, 2019 but excluding December 31, 2019, was 3.368% based on the sum of the Government of Canada 90 day Treasury bill rate on August 20, 2019 plus 1.73%. Holders of Series 2 Preferred Shares have the right, at their option, to convert their shares into Series 1 Preferred Shares, subject to certain conditions, on March 31, 2021 and on March 31 every five years thereafter.
Holders of the Cumulative Redeemable Preferred Shares, Series 3 (the ”Series 3 Preferred Shares”) are entitled to receive a cumulative quarterly fixed dividend yielding 4.689% annually for the initial period ending December 31, 2024 as and when declared by the Company’s Board of Directors. Thereafter, the dividend rate will be reset every five years at the rate equal to the five-year Government of Canada bond yield plus 3.13%. Holders of Series 3 Preferred Shares will have the right, at their option, to convert their shares into Cumulative Redeemable Preferred Shares, Series 4 (the ”Series 4 Preferred Shares”), subject to certain conditions, on December 31, 2024 and on December 31 every five years thereafter. Holders of the Series 4 Preferred Shares will be entitled to receive cumulative quarterly floating dividends at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.13%.
Holders of the Cumulative Redeemable Preferred Shares, Series 5 (the ”Series 5 Preferred Shares”) are entitled to receive a cumulative quarterly fixed dividend yielding 4.50% annually for the initial period ending March 31, 2020 as declared by the Board of Directors. Thereafter, the dividend rate will be reset every 5 years at the rate equal to the five-year Government of Canada bond yield plus 3.57%. Holders of Series 5 Preferred Shares will have the right, at their option, to convert their shares into Cumulative Redeemable Preferred Shares, Series 6 (the ”Series 6 Preferred Shares”), subject to certain conditions, on March 31, 2020 and on March 31 every five years thereafter. Holders of the Series 6 Preferred Shares will be entitled to receive cumulative quarterly floating dividends at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.57%.
Holders of the Cumulative Redeemable Preferred Shares, Series 7 (the ”Series 7 Preferred Shares”) are entitled to receive a cumulative fixed dividend yielding 4.60% annually for the initial period ending June 30, 2020 as declared by the Board of Directors. Thereafter, the dividend rate will be reset every 5 years at the rate equal to the five-year Government of Canada bond yield plus 3.52%. Holders of the Series 7 Preferred Shares will have the right, at their option, to convert their shares into Cumulative Redeemable Preferred Shares, Series 8 (the ”Series 8 Preferred Shares”), subject to certain conditions, on June 30, 2020 and on June 30 every 5 years thereafter. Holders of the Series 8 Preferred Shares will be entitled to receive cumulative quarterly floating dividends at a rate equal to the 90-day Government of Canada Treasury Bill yield plus 3.52%.
Stock Option Plan
Pursuant to the Incentive Stock Option Plan (the “Option Plan”), the Company may grant from time to time to executive officers and certain employees of the Company options to purchase common shares of the Company. The term of each option is five years, and vests one-third on each of the first three anniversary dates from the grant date. The Option Plan provides the option holder with the right to exercise the option to acquire one common share at the exercise price or surrender the option for a cash payment. The exercise price of the option is equal to the weighted average trading price of the Company’s common shares during the five trading days prior to the grant date. When the stock option is surrendered to the Company, the cash payment is equal to the excess of the aggregate fair market value of the common shares able to be purchased pursuant to the vested and exercisable portion of such stock options on the date of surrender over the aggregate exercise price for those common shares pursuant to those stock options. The fair market value of common shares is calculated as the closing price of the common shares on the date on which board lots of common shares have traded immediately preceding the date a holder of the stock options provides notice to the Company that they wish to surrender their stock options to the Company in lieu of exercise.
Included in accounts payable and accrued liabilities and other long-term liabilities in the consolidated balance sheets at December 31, 2019 was $4 million (December 31, 2018 – $11 million) representing the estimated fair value of options outstanding. The total recovery recognized in selling, general and administrative expenses in the consolidated statements of income (loss) for the Option Plan for the year ended December 31, 2019 was $6 million (December 31, 2018 – recovery of $3 million). At December 31, 2019, the intrinsic value of stock options exercisable for cash was less than one million (December 31, 2018 – nil).
The following options to purchase common shares have been awarded to officers and certain other employees:

Outstanding and Exercisable Options	2019		2018
	Number of Options (thousands)	Weighted Average Exercise Prices ($)	Number of Options (thousands)	Weighted Average Exercise Prices ($)
Outstanding, beginning of year	19,967	21.48	22,645	23.96
Granted(1)	4,241	14.31	5,610	17.21
Exercised for common shares	—	—	(2)	15.67
Surrendered for cash	(4)	15.67	(1,772)	15.82
Expired or forfeited	(5,706)	28.27	(6,514)	27.69
Outstanding, end of year	18,498	17.75	19,967	21.48
Exercisable, end of year	10,596	19.27	10,461	25.87

(1)	Options granted during the year ended December 31, 2019 were attributed a fair value of $2.34 per option (December 31, 2018 – $2.90) at grant date.

Outstanding and Exercisable Options	Outstanding Options			Exercisable Options
Range of Exercise Price	Number of Options (thousands)	Weighted Average Exercise Prices ($)	Weighted Average Contractual Life (years)	Number of Options (thousands)	Weighted Average Exercise Prices ($)
$9.28 - $16.31	10,341	15.34	2.65	5,350	15.86
$16.32 - $25.41	8,157	20.80	1.86	5,246	22.75
December 31, 2019	18,498	17.75	2.30	10,596	19.27

The fair value of the share options is estimated at each reporting date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the share options are granted and for the performance options, the current likelihood of achieving the specified target. The following table lists the assumptions used in the Black-Scholes option pricing model for the share options and performance options:

Black-Scholes Assumptions	December 31, 2019	December 31, 2018
	Tandem Options	Tandem Options
Dividend per option	0.42	0.56
Range of expected volatilities used (percent)	27.5 - 35.5	16.8 - 44.4
Range of risk-free interest rates used (percent)	1.66 - 1.74	1.6 - 1.9
Expected life of share options from vesting date (years)	1.97	1.95
Expected forfeiture rate (percent)	8.8	8.9
Weighted average exercise price	18.19	22.46
Weighted average fair value	0.25	0.65

The expected life of the share options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the expected life of the options is indicative of future trends, which may also not necessarily be the actual outcome.
Performance Share Units
The Company has a Performance Share Unit Plan for executive officers and certain employees of the Company. The term of each PSU is three years, and the PSU vests on the second and third anniversary dates of the grant date in percentages determined by the Compensation Committee based on the Company’s total shareholder return relative to a peer group of companies and achieving a ROCIU target set by the Company. ROCIU equals net earnings (loss) plus after tax interest expense divided by the two-year average capital employed, less any capital invested in assets that are not in use. Net earnings (loss) is adjusted for the difference between actual realized and budgeted commodity prices and foreign exchange rates and other actual and budgeted exceptional items. Upon vesting, PSU holders receive a cash payment equal to the number of vested PSUs multiplied by the weighted average trading price of the Company’s common shares for the five preceding trading days. As at December 31, 2019, the carrying amount of the liability relating to PSUs was $34 million (December 31, 2018 – $63 million). The total expense recognized in selling, general and administrative expenses in the consolidated statements of income (loss) for the PSUs for the year ended December 31, 2019 was $4 million (2018 – $47 million). The Company paid out $34 million (2018 – $24 million) for performance share units which vested in the year. The weighted average contractual life of the PSUs at December 31, 2019 was two years (December 31, 2018 – two years).
The number of PSUs outstanding was as follows:

Performance Share Units	2019	2018
Beginning of year	11,606,644	8,361,918
Granted	7,673,960	6,108,430
Exercised	(2,429,816)	(1,354,316)
Forfeited	(2,532,146)	(1,509,388)
Outstanding, end of year	14,318,642	11,606,644
Vested, end of year	3,264,840	4,487,585

Earnings (loss) per Share

Earnings (loss) per Share
($ millions)	2019	2018
Net earnings (loss)	(1,370)	1,457
Effect of dividends declared on preferred shares in the year	(35)	(35)
Net earnings (loss) – basic	(1,405)	1,422
Dilutive effect of accounting for stock options(1)	(15)	(13)
Net earnings (loss) – diluted	(1,420)	1,409

(millions)
Weighted average common shares outstanding – basic	1,005.1	1,005.1
Effect of stock dividends declared in the year	—	1.0
Weighted average common shares outstanding – diluted	1,005.1	1,006.1

Earnings (loss) per share – basic ($/share)	(1.40)	1.41
Earnings (loss) per share – diluted ($/share)	(1.41)	1.40

(1)
For the year ended December 31, 2019, equity-settlement of stock options was used to calculate diluted earnings (loss) per share as it was considered more dilutive than cash-settlement (December 31, 2018 – equity-settlement method was used). Stock-based compensation recovery was $6 million based on cash-settlement for the year ended December 31, 2019 (2018 – recovery of $3 million). Stock-based compensation expense would have been $9 million based on equity-settlement for the year ended December 31, 2019 (2018 – $10 million).

For the year ended December 31, 2019, 18 million tandem options (2018 – 13 million) were excluded from the calculation of diluted earnings (loss) per share as these options were anti-dilutive.